Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 8,077	$ 8,886
Marketable securities	3,280	2,723
Finance receivables, net	102,981	96,823
Net investment in operating leases	27,209	25,079
Notes and accounts receivable from affiliated companies	811	727
Derivative financial instruments	909	924
Other assets	2,822	2,286
Total assets	146,089	137,448
Liabilities
Customer deposits, dealer reserves, and other	1,065	1,104
Affiliated companies	336	313
Total accounts payable	1,401	1,417
Debt	126,492	119,601
Deferred income taxes	3,230	2,808
Derivative financial instruments	166	243
Other liabilities and deferred income	1,997	1,665
Total liabilities	133,286	125,734
Shareholder's interest
Shareholder's interest	5,227	5,227
Accumulated other comprehensive income	(890)	(607)
Retained earnings	8,466	7,093
Total shareholder's interest attributable to Ford Motor Credit Company	12,803	11,713
Stockholders' interest attributable to noncontrolling interest	0	1
Total shareholder’s interest	12,803	11,714
Total liabilities and shareholder's interest	146,089	137,448
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	3,047	3,949
Finance receivables, net	50,857	45,902
Net investment in operating leases	11,761	13,309
Derivative financial instruments	25	85
Liabilities
Debt	43,730	43,086
Derivative financial instruments	$ 5	$ 19